FINANCE LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
FINANCE LEASE RECEIVABLES
NOTE 16: FINANCE LEASE RECEIVABLES
Finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Not later than 1 year	339	308	3	18
Later than 1 year and not later than 2 years	135	180	2	2
Later than 2 years and not later than 3 years	222	143	15	2
Later than 3 years and not later than 4 years	110	191	—	7
Later than 4 years and not later than 5 years	46	110	—	2
Later than 5 years	150	571	—	—
Gross investment in finance leases	1,002	1,503	20	31
Unearned future finance income on finance leases	(147)	(440)	—	—
Rentals received in advance	(12)	(16)	—	(1)
Net investment in finance leases	843	1,047	20	30
The net investment in finance leases represents amounts recoverable as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Not later than 1 year	280	237	3	17
Later than 1 year and not later than 2 years	108	135	2	2
Later than 2 years and not later than 3 years	198	104	15	2
Later than 3 years and not later than 4 years	94	159	—	7
Later than 4 years and not later than 5 years	35	86	—	2
Later than 5 years	128	326	—	—
Net investment in finance leases	843	1,047	20	30
Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses for the Group of £18 million (2020: £22 million).